SEGMENT INFORMATION - SCHEDULE OF UNALLOCATED MARK-TO-MARKET (GAINS) LOSSES ON COMMODITY DERIVATIVES (Details) - Commodities futures and options - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Segment Reconciling Items
Segment Reporting Information [Line Items]
Net Mark to Market Valuation of Certain Derivative Positions Recognized in Unallocated Derivative Gains Losses	$ 35,292	$ (163,238)
Operating Segments
Segment Reporting Information [Line Items]
Net Gain Loss On Commodity Derivative Positions Reclassified From Unallocated Derivative Gains Losses To Segment Income	(91,026)	(8,515)
Non-designated Hedges
Segment Reporting Information [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 55,734	$ 171,753